Distribution of Depreciation and Amortization by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	$ 12,922	$ 11,520	$ 24,470	$ 22,976
Ireland
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	5,257	4,836	10,406	9,825
Rest Of Europe
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	1,376	1,688	2,699	3,422
United States
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	5,410	3,987	9,613	7,705
Rest of World
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	$ 879	$ 1,009	$ 1,752	$ 2,024